Companies Included in the Scope of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
COMPANIES INCLUDED IN THE SCOPE OF THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
Principal Subsidiaries

Company Name	Address	Interest held in % as of December 31, 2021
AUSTRALIA

Genesis Oil & Gas Consultants (Pty) Ltd	Ground Floor, 1 William Street Perth WA 6000	100

T.EN Australia and New Zealand Pty Ltd	Ground Floor, 1 William Street Perth WA 6000	100

BELARUS

Technip Bel	Unitary Enterprise "Deloitte Legal” 51A K. Tsetkin St. 220004 Minsk	100

BRAZIL

Genesis Oil & Gas Brasil Engenharia Ltda.	Rua Paulo Emídio Barbosa, 485, quadra 4 (parte) Cidade Universitária 21941-615, Rio de Janeiro	100

BRUNEI

T.EN Engineering (B) Snd. Bhd.	B6, Second Floor, Block B, Shakirin Complex, Kampong Kiulap BE1518, Bandar Seri Begawan, Brunei Darussalam	93.1

COLOMBIA

Tipiel, S.A.	Calle 38 # 8-62 Piso 3, 110111, Bogota D.C.	56.5

CHINA

Shanghai Technip Trading Company	Room 1904, 19th Floor, Xuhui Vanke Center 5 Ding’An Road 200030, Shanghai	100

Technip Chemical Engineering (Tianjin) Co., Ltd.	521 Jing Jin Road 300400, Tianjin	100

Technip Engineering Consultant (Shanghai) Co., Ltd	Room 1902, 19th Floor, Xuhui Vanke Center 5 Ding’An Road 200030, Shanghai	100

Gydan Yard Management Services (Shanghai) Co., Ltd.	18F/1329 Huai Hai Middle Road 200010, Shanghai	84.9

FRANCE

Clecel SAS	2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex	100

Consorcio Intep SNC	2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex	90

Cybernetix SAS	Technopôle de Château Gombert 306 Rue Albert Einstein BP 94 13382 Marseille Cedex 13	100

Cyxplus SAS	Technopôle de Château Gombert 306 Rue Albert Einstein BP 94 13382 Marseille Cedex 13	100

Gydan LNG SNC	2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex	84

Gygaz SNC	2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex	84.85

Middle East Projects International (Technip Mepi) SAS	2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex	100

Safrel SAS	2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex	100

SCI Les Bessons	Technopôle de Château Gombert 306 Rue Albert Einstein BP 94 13382 Marseille Cedex 13	100

South Tambey LNG (1)	5 place de la Pyramide, Tour Ariane Paris La Défense 92800 Puteaux	50

T.EN Corporate Services SAS	2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex	100

T.EN Eurocash SNC	2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex	100

Technip Energies France SAS	2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex	100

T.EN Engineering SAS	2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex	100

T.EN Net SAS	2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex	100

T.EN Normandie SAS	14 rue Linus Carl Pauling PAT La Vatine 76130 Mont-Saint-Aignan	100

Yamgaz SNC (1)	2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex	50

FMC Loading Systems SAS	Route des Clérimois - 89100 Sens	100

GERMANY

Technip Zimmer GmbH	Friesstrasse 20 60388 Frankfurt am Main	100

INDIA

T.EN Global Business Services Private Limited	B-22 Okhla Industrial Area, Phase -1 110020 New Delhi	100

Technip Energies India Limited	B-22 Okhla Industrial Area, Phase -1 110020 New Delhi	100

INDONESIA

PT Technip Engineering Indonesia	Metropolitan Tower, 15th Floor Jln. R.A. Kartini Kav. 14 (T.B. Simatupang) Cilandak, Jakarta Selatan 12430 Jakarta	32.67

ITALY

Consorzio Technip Italy Procurement Services - TIPS	68, Viale Castello della Magliana 00148 Rome	100

T.EN Italy Solutions S.p.A.	68, Viale Castello della Magliana 00148 Rome	100

Technip Energies Italy S.p.A.	68, Viale Castello della Magliana 00148 Rome	100

TPL - Tecnologie Progetti Lavori S.p.A.	68, Viale Castello della Magliana 00148 Rome	100

Consorzio Technip Italy Worley Parsons	68, Viale Castello della Magliana 00148 Rome	90

JAPAN

Technip Energies Japan GK	Level 10, Hulic Minatomirai 1-1-7, Sakuragi-cho, Naka-ku Yokohama-shi, Kanagawa	100

MALAYSIA

Genesis Oil & Gas Consultants Malaysia Sdn. Bhd.	Suite 13.03, 13th Floor 207 Jalan Tun Razak 50400 Kuala Lumpur	100

T.EN Far East Sdn Bhd	Suite 13.03, 13th Floor 207 Jalan Tun Razak 50400 Kuala Lumpur	100

Technip Energies (M) Sdn. Bhd.	Suite 13.03, 13th Floor 207 Jalan Tun Razak 50400 Kuala Lumpur	30

MEXICO

Technip De Mexico S. De R.L. De C.V.	Blvd. Manuel Ávila Camacho 36, Piso 10, Oficina 1058 Lomas De Chapultepec I Sección. C. P. 11000, Alcaldía Miguel Hidalgo Ciudad de México	100

TP Energies Servicios Mexico, S. de R.L. de C.V.	Blvd. Manuel Ávila Camacho 36, Piso 10, Oficina 1058 Lomas De Chapultepec I Sección. C. P. 11000, Alcaldía Miguel Hidalgo Ciudad de México	100

TP Oil & Gas Mexico, S. de R.L. de C.V.	Avenida de la Marina Oficina 1 22800, Encenada, Baja California	100

MOZAMBIQUE

FMC Technologies Mozambique, Limitada	Zedequias Manganhela Avenue, no. 257, fifth floor, Maputo City	100

NETHERLANDS

Technip Energies N.V.	2126 boulevard de la Défense Immeuble Origine CS 10266 92741, Nanterre Cedex	100

Technip Benelux B.V.	Afrikaweg 30, 2713 AW, Zoetermeer	100

Technip EPG B.V.	Barbizonlaan 50, 2908 ME, Capelle aan den IJssel	100

Technip Oil & Gas B.V.	Afrikaweg 30, 2713 AW, Zoetermeer	100

Technip Energies International B.V.	Afrikaweg 30, 2713 AW, Zoetermeer	100

NEW-CALEDONIA - FRENCH OVERSEAS TERRITORY

T.EN Nouvelle-Calédonie SAS	27 bis avenue du Maréchal Foch – Galerie Center Foch – Centre-Ville, B.P. 4460, 98847 Noumea	100

NORWAY

Anchor Contracting	Bryggegata 9, NO-0250, Oslo	100

Genesis Oil And Gas Consultants Norway AS	Moseidslleta 122, 4033, Stavanger	100

Inocean AS	Bryggegata 9, NO-0250, Oslo	100

Inocean Marotec	Bryggegata 9, NO-0250, Oslo	90.1

Kanfa AS	Philip Pedersens Road 7, 1366 Lysaker	100

PANAMA

T.EN Overseas S.A.	East 53rd Street, Marbella, Humboldt Tower 2nd Floor, P.O. Box 0819-09132	100

POLAND

Inocean Poland Sp. Z.o.o.	Ul. Dubois, 20, 71-610, Szczecin	100

Technip Polska Sp. Z o.o.	UI. Promyka 13/4, 01-604 Warsaw	100

RUSSIAN FEDERATION

Rus Technip LLC	Prechistenka, str. 40/2, building 1, Office XXVII, 4th floor 123298 Moscow	51

Technip Rus LLC	Ligovskiy Prospekt, 266, Bldg. Litera. O 196084 St. Petersburg	100

Arctic Energies	Territory of TOR “Stolitsa Arktiki”, 184363, Kolsky Municipal District, Murmansk Region	100

SAUDI ARABIA

Technip Saudi Arabia Limited	P.O. Box 3596 Al Khobar 34423	76

TPL Arabia	P.O. Box 3596 Al Khobar 34423	90

SINGAPORE

Technip Energies Singapore Pte. Ltd.	4 Robinson Road, #05-01 The House of Eden 048543 Singapore	100

SOUTH AFRICA

Technip South Africa (Pty.) Ltd	34 Monkor Road - Randpark Ridge 2194 Randburg	100

SPAIN

Technip Iberia, S.A.	Building n°8 – Floor 4th Plaça de la Pau s/n, World Trade Center – Almeda Park – Cornellà de Llobregat, 08940 Barcelona	100

SWEDEN

Inocean AB	Gardatorget 1, Goteborg	100

SWITZERLAND

Engineering Re AG	Vulkanstrasse 106, 8048 Zürich	100

Technipetrol AG	Neugasse 14, CH-6304 Zug	100

THAILAND

Technip Energies (Thailand) Ltd	20th Floor, Suntower, Building A 123 Vibhavadee-Rangsit Road, Jomphon Jatujak, Bangkok 10900	74

Technip Energies Holding (Thailand) Ltd	20th Floor, Suntower, Building A 123 Vibhavadee-Rangsit Road, Jomphon Jatujak, Bangkok 10900	49

UNITED ARAB EMIRATES

Multi Phase Meters FZE	Office No. LB14414 P.O. Box 262274 Jebel Ali Free Zone, Dubai	100

UNITED KINGDOM

Coflexip (UK) Ltd	One St Paul’s Churchyard London EC4M 8AP	100

Cybernetix S.R.I.S. Limited	One St Paul’s Churchyard London EC4M 8AP	100

Genesis Oil & Gas Consultants Ltd	One St Paul’s Churchyard London EC4M 8AP	100

Genesis Oil And Gas Ltd	One St Paul’s Churchyard London EC4M 8AP	100

Technip E&C Limited	One St Paul’s Churchyard London EC4M 8AP	100

Technip PMC Services Limited	One St Paul’s Churchyard London EC4M 8AP	100

TechnipFMC Holdings Limited	One St Paul’s Churchyard London EC4M 8AP	100

UNITED STATES

Badger Licensing LLC	c/o Corporation Service Company 251, Little Falls Drive Wilmington, Delaware 19808	100

Technip E&C, Inc.	c/o CT Corporation System 3867 Plaza Tower Dr Baton Rouge, Louisiana 70816	100

T.EN Energy & Chemicals International, Inc.	c/o CT Corporation System 3867 Plaza Tower Dr Baton Rouge, Louisiana 70816	100

T.EN Process Technology, Inc.	c/o CT Corporation System 3867 Plaza Tower Dr Baton Rouge, Louisiana 70816	100

T.EN S&W Abu Dhabi, Inc.	c/o Corporation Trust Center 1209 Orange St. Wilmington, Delaware 19801	100

T.EN S&W International, Inc.	c/o CT Corporation System 3867 Plaza Tower Dr Baton Rouge, Louisiana 70816	100

T.EN Stone & Webster Process Technology, Inc	c/o Corporation Trust Center 1209 Orange St. Wilmington, Delaware 19801	100

Technip Energies USA, Inc.	c/o Corporation Trust Center 1209 Orange St. Wilmington, Delaware 19801	100

VENEZUELA

Inversiones Dinsa, C.A	Calle 1 con Calle 2, Centro Empresarial INECOM, Piso 1, La Urbina Caracas, 1073	100

Technip Velam	Calle 1 con Calle 2, Centro Empresarial INECOM, Piso 1, La Urbina Caracas, 1073	100

VIETNAM

T.EN Vietnam Co., Ltd.	207A Nguyen Van Thu, Da Kao Ward, District 1 Ho Chi Minh City	100

(1)	Technip Energies has an ownership interest in both Yamgaz SNC and South Tambey LNG of 200.002 shares (of total outstanding shares), or 50.0005%, and obtained a majority interest and voting control over Yamgaz SNC and South Tambey and consolidated both entities effective December 31, 2016.

Associates and Joint Ventures
Company Name	Address	Interest held in % as of December 31, 2021

BAHRAIN

TTSJV W.L.L.	Block 215, Rd 1531, Bldg 1130, Flt.12 P.O.Box 28110 Muharraq	36

BOSNIA AND HERZEGOVINA

Petrolinvest, D.D. Sarajevo	Tvornicka 3, 71000 Sarajevo	33

BRAZIL

FSTP Brasil Ltda.	Rua Visconde de Inhaúma, N.º 83 - 17º e 18º andares Centro, Rio de Janeiro	25

FRANCE

Novarctic SNC	2126 boulevard de la Défense Immeuble Origine CS 10266 92741 Nanterre Cedex	33.33

TP JGC Coral France SNC	2126 boulevard de la Défense Immeuble Origine CS 10266 92741 Nanterre Cedex	50

CTEP France	2126 boulevard de la Défense Immeuble Origine CS 10266 92741 Nanterre Cedex	50

INDONESIA

PT Technip Indonesia	Metropolitan Tower, 15th Floor Jln. R.A. Kartini Kav. 14 (T.B. Simatupang) Cilandak, Jakarta Selatan 12430 Jakarta	33

KAZAKHSTAN

TKJV LLP	Av. Abdirova, bld. 3, 100009, Karaganda city, Kazybek bi district	49.5

JAPAN

CTEP Japan	Level 10, Hulic Minatomirai, 1-1-7, , Sakuragi-cho, Naka-ku, Yokohama-shi, Kanagawa	50

MALAYSIA

T.EN Consultant (M) Sdn. Bhd	Suite 13.03, 13th Floor, Menara Tan & Tan 207 Jalan Tun Razak 50400 Kuala Lumpur	27.18

MEXICO

Ethylene XXI Contractors S.A.P.I. de C.V.	Blvd Manuel Ávila Camacho Número 32, piso 6, oficina 677, Col. Lomas de Chapultepec, C.P. 11000, Ciudad de México	40

Desarrolladora de Etileno, S. de R.L. de C.V.	Blvd Manuel Ávila Camacho Número 36, piso 10, Col. Lomas de Chapultepec, C.P. 11000, Ciudad de México	40

MOZAMBIQUE

ENHL- TechnipFMC Mozambique, LDA	Av. Vladimir Lenine, 1123, 7º andar Edifício Topazio Maputo Maputo	51

JGC Fluor TechnipFMC Mozambique, LDA	Av. Vladimir Lenine, 1123, 7º andar Edifício Topazio Maputo Maputo	33.33

TP JGC Coral Mozambique	Av. Vladimir Lenine, 1123, 7º andar Edifício Topazio Maputo Maputo	50

NETHERLANDS

Etileno XXI Holding B.V.	Afrikaweg 30, 2713 AW, Zoetermeer	50

Etileno XXI Services B.V.	Beursplein 37, Office 869, 3011 AA Rotterdam	40

NORWAY

Marine Offshore AS	Vollsveien 17A , 1366, Lysaker	51

RUSSIAN FEDERATION

Nova Energies	Room 1,2, Premises XXXV, ul. Akademika Pilyugina 22 117393, Moscow	50

SAUDI ARABIA

Technip Italy S.p.A. & Dar Al Riyadh for Engineering Consulting	P.O. Box 3596, 34423 Al-Khobar	60

SINGAPORE

FSTP Pte Ltd	50 Gul Road, 629351 Singapore	25

UNITED ARAB EMIRATES

Yemgas FZCO	Office # LB15312 P.O. Box 17891 Jebel Ali Free Zone - Dubai	33.33

UNITED STATES

Spars International Inc.	c/o CT Corporation System 1999 Bryan Street, Suite 900 Dallas, Texas 75201	50

Deep Oil Technology Inc.	c/o CT Corporation System 818 W. Seven St. Los Angeles, California 90017	50